Fair Value Measurements (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Financial assets:
Securities available for sale	$ 50,358	$ 50,764
Securities held to maturity	2,400	2,570
Carrying Value
Financial assets:
Cash and cash equivalents	2,766	2,752
Securities available for sale	50,358	50,764
Securities held to maturity	22,555	2,345
Loans held for sale	175	79
Loans receivable - net	136,315	138,912
Federal Home Loan Bank stock	3,266	3,266
Accrued interest receivable	745	970
Financial liabilities:
Customer deposits	160,029	158,350
Federal Home Loan Bank advances	24,813	26,358
REPO sweep accounts		3,183
Accrued interest payable	89	100
Quoted Prices in Active Markets for Identical Assets (Level 1)
Financial assets:
Cash and cash equivalents	2,766	2,752
Securities available for sale
Securities held to maturity
Loans held for sale
Loans receivable - net
Federal Home Loan Bank stock
Accrued interest receivable
Financial liabilities:
Customer deposits
Federal Home Loan Bank advances
REPO sweep accounts
Accrued interest payable
Significant Other Observable Inputs (Level 2)
Financial assets:
Cash and cash equivalents
Securities available for sale	50,358	50,764
Securities held to maturity	2,400	2,570
Loans held for sale
Loans receivable - net
Federal Home Loan Bank stock	3,266	3,266
Accrued interest receivable
Financial liabilities:
Customer deposits	160,784	159,335
Federal Home Loan Bank advances	24,458	26,493
REPO sweep accounts		3,183
Accrued interest payable
Significant Unobservable Inputs (Level 3)
Financial assets:
Cash and cash equivalents
Securities available for sale
Securities held to maturity
Loans held for sale	178	84
Loans receivable - net	135,172	140,877
Federal Home Loan Bank stock
Accrued interest receivable	89	970
Financial liabilities:
Customer deposits
Federal Home Loan Bank advances
REPO sweep accounts
Accrued interest payable	89	100
Fair Value
Financial assets:
Cash and cash equivalents	2,766	2,752
Securities available for sale	50,358	50,764
Securities held to maturity	2,400	2,570
Loans held for sale	178	84
Loans receivable - net	135,712	140,877
Federal Home Loan Bank stock	3,266	3,266
Accrued interest receivable	89	970
Financial liabilities:
Customer deposits	160,784	159,335
Federal Home Loan Bank advances	24,458	26,493
REPO sweep accounts		3,183
Accrued interest payable	$ 89	$ 100